Consolidated Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
OPERATING ACTIVITIES
Net loss	$ (1,217,240)	$ (469,916)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	75,494	83,115
Loss on derivative liability on warrants	19,215	5,851
Amortization of discount on acquisition note payable	206,480	5,091
Change in operating assets and liabilities:
Accounts receivable	(17,645)	(43,588)
Deposits		(25,000)
Prepaid assets	12,875	3,750
Liabilities arising from reverse merger		12,468
Compensation payable	116,500	126,439
Accounts payable	50,551	24,720
Interest payable	32,842	(69)
Accrued expenses and other liabilities	39,567	18,343
Net cash used in operating activities	(265,290)	(241,359)
INVESTING ACTIVITIES
Construction in progress	(2,202,092)
	(2,202,092)
FINANCING ACTIVITIES
Proceeds from acquisition debenture payable	1,250,000
Payments on acquisition note payable	(62,455)	(55,514)
Proceeds from sale of common stock	1,679,001	275,000
Proceeds from convertible note payable	50,000
Payments on note payable for insurance premiums	(16,268)	(3,352)
Change in restricted cash	28,451	23,487
Net cash provided by financing activities	2,928,729	239,621
Increase (decrease) in cash and equivalents	461,347	(1,738)
Cash and equivalents, beginning of period	104,328	122,533
Cash and equivalents, end of period	565,675	120,795
Supplemental Disclosures
Interest paid	94,152	92,773
Income taxes paid		26
Non-Cash Transactions:
Discount on convertible debenture recorded as a derivative liability	1,250,000
Deposit applied to construction in progress	250,000
Construction in progress in accounts payable	394,950
Employee [Member]
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Stock-based compensation	341,071	17,737
Advisor [Member]
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Stock-based compensation	$ 75,000